Related Party Agreements and Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Agreements and Transactions
Note 15. Related Party Agreements and Transactions
Transactions with Lilly Subsequent to Separation and Related to the Separation
Amounts due from/(due to) Lilly in connection with the Separation and agreed upon services were as follows:

	March 31, 2019	December 31, 2018
TSA	$(30.2)	$(28.0)
Other activities	94.2	(38.0)
Local country asset purchases	(28.5)	(202.7)
Total receivable from/(payable to) Lilly	$35.5	$(268.7)

As described in Note 1, we completed an IPO in September 2018 and Lilly fully divested of all ownership of Elanco in March 2019. In connection with the Separation, we entered into various agreements with Lilly related to the form of our separation and certain ongoing activities that will continue for a period of time. These included, among others, a master separation agreement (MSA), a transitional services agreement (TSA) and a tax matters agreement. In addition, there was a portion of our operations for which the legal transfer of our net assets did not occur prior to the Separation due to certain regulatory requirements in each of these countries.

Transitional Services Agreement (TSA)
Historically, Lilly has provided us significant shared services and resources related to corporate functions such as executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations, which we refer to collectively as the "Lilly Services." Under the terms of the TSA, we will be able to use Lilly Services for a fixed term established on a service-by-service basis. We will pay Lilly mutually agreed-upon fees for the Lilly Services provided under the TSA, which will be based on Lilly's cost (including third-party costs) of providing the Lilly Services through March 31, 2021, and subject to a mark-up of 7% thereafter, with additional inflation-based escalation beginning January 1, 2022. The fees under the TSA became payable for all periods beginning after October 1, 2018.

Other Activities
We continue to share certain services and back office functions with Lilly, which in certain instances result in Lilly paying costs for Elanco (e.g., utilities, local country operating costs, etc.) that are then passed through to Elanco for reimbursement. These amounts are included in cash flows from operating activities in our condensed consolidated and combined statements of cash flows. In addition, we operate through a single treasury settlement process and prior to the local country asset purchases (as described below) continued to transact through Lilly's processes in certain instances. As a result of these activities, there were certain amounts of financing that occurred between Lilly and Elanco during the three-month period ended March 31, 2019. These amounts are included in cash flows from financing activities in our condensed consolidated and combined statements of cash flows.

Local Country Asset Purchases
The legal transfer of certain of our net assets did not occur prior to the Separation due to certain regulatory requirements in each of these countries. The related assets, liabilities, and results of operations have been reported in our condensed consolidated and combined financial statements, as we are responsible for the business activities conducted by Lilly on our behalf and are subject to the risks and entitled to the benefits generated by these operations and assets under the terms of the MSA. We held restricted cash, and the associated payable to Lilly, at the date of Separation to fund the acquisition of these assets. As of March 31, 2019, the majority of these assets have been legally acquired and the remainder are expected to be purchased during 2019.

Transactions with Lilly Prior to Separation

Prior to IPO, we did not operate as a standalone business and had various relationships with Lilly whereby Lilly provided services to us. The impact on our historical combined financial statements includes the following:

Transfers to/from Lilly, net
As discussed in Note 2: Basis of Presentation, net parent company investment is primarily impacted by contributions from Lilly which are the result of treasury activity and net funding provided by or distributed to Lilly. For the three months ended March 31, 2018, net transfers (to)/from Lilly were $(69.2) million. Activities that impacted the net transfers (to)/from Lilly include corporate overhead and other allocations, income taxes, retirement benefits, and centralized cash management.

Net capital contributions from/(distributions to) Lilly
For the three months ended March 31, 2019, net capital contributions from/(distributions to) Lilly were $(7.0) million. Activities that impacted net capital contributions from/(distributions to) Lilly include income taxes, retirement benefits, and centralized cash management, prior to full separation.

Corporate overhead and other allocations
Prior to full separation, Lilly provided us certain services, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations. We provide Lilly certain services related to manufacturing support. Our financial statements reflected an allocation of these costs. When specific identification is not practicable, the remainder have been allocated primarily on a proportional cost method on a basis of revenue or headcount.
The allocations of services from Lilly to us were reflected as follows in the consolidated and combined statements of operations:

	Three Months Ended March 31,
	2019	2018
Cost of sales	$—	$7.5
Research and development	—	0.8
Marketing, selling and administrative	—	27.3
Total	$—	$35.6

We provide Lilly certain services related to manufacturing support. Allocations of manufacturing support from us to Lilly were $1.2 million for the three months ended March 31, 2018, which reduced the cost of sales in the unaudited condensed consolidated and combined statements of operations.
The financial information herein may not necessarily reflect our consolidated financial position, results of operations and cash flows in the future or what they would have been if we had been a separate, standalone entity during the periods presented. Management believes that the methods used to allocate expenses are reasonable.
Stock-based Compensation
Prior to full separation, our employees participated in Lilly stock-based compensation plans, the costs of which were allocated to us and recorded in cost of sales, research and development, and marketing, selling and administrative expenses in the unaudited condensed consolidated and combined statements of operations. The costs of such plans related to our employees were $5.1 million and $6.9 million for the three months ended March 31, 2019 and 2018, respectively.
Retirement Benefits
Prior to full separation, our employees participated in defined benefit pension and other post retirement plans sponsored by Lilly, the costs and benefits of which were recorded in the unaudited condensed consolidated and combined statement of operations in cost of sales, research and development, and marketing, selling and administrative expenses. For the three months ended March 31, 2018, the benefit of such plans related to our employees was $0.6 million.
Centralized Cash Management
Lilly uses a centralized approach to cash management and financing of operations. Until Separation, the majority of our business was party to Lilly’s cash pooling arrangements to maximize Lilly's availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept regularly from our accounts. Cash transfers to and from Lilly’s cash concentration accounts and the resulting balances at the end of each reporting period were reflected in net parent company investment in the condensed consolidated and combined statements of equity.
Debt
Lilly’s third-party debt and the related interest expense were not allocated to us for any of the periods presented as we were not the legal obligor of the debt and Lilly borrowings were not directly attributable to our business.
Other Related Party Transactions
We sell certain products to and receive certain goods and services from a customer/vendor, whose chairman and Chief Executive Officer is a member of Lilly's Board of Directors, which represented related party transactions prior to the full separation. These product sales resulted in revenue of $4.2 million and $5.5 million for the three months ended March 31, 2019 and 2018, respectively. The product sales resulted in accounts receivable of $1.2 million and $2.5 million at March 31, 2019 and December 31, 2018, respectively. The purchase of goods and services resulted in cost of sales and operating expenses of $1.5 million and $0.8 million for the three months ended March 31, 2019 and 2018, respectively. The purchase of goods and services resulted in accounts payable of $0.9 million and $0.7 million at March 31, 2019 and December 31, 2018, respectively.

Related Party Agreements and Transactions
Transactions with Lilly Subsequent to Separation and Related to the Separation
As described in Note 1, in connection with the Separation, Lilly transferred to us substantially all of its animal health businesses in exchange for approximately $4.2 billion. This is reflected as consideration to Lilly in our consolidated and combined statement of equity. The terms of our separation are covered by a master services agreement entered with Lilly (MSA). Under the terms of the MSA, through a series of transactions, Lilly transferred to us the businesses that will continue as part of Elanco.
For a certain portion of our operations, the legal transfer of our net assets did not occur prior to the Separation due to certain regulatory requirements in each of these countries. Under the MSA entered into with Lilly, we are responsible for the business activities conducted by Lilly on our behalf and are subject to the risks and entitled to the benefits generated by these operations and assets. As a result, the related assets and liabilities and results of operations have been reported in our consolidated and combined financial statements. The total net assets associated with these jurisdictions are $95.6 million and the annual profits are insignificant. As of December 31, 2018, we have $202.7 million of restricted cash on our consolidated and combined balance sheet along with an offsetting Payable to Lilly, which reflects the cash that will be used to fund the purchase of the local country assets from Lilly.
At the time of the IPO, we entered into a number of agreements related to ongoing activities between Elanco and Lilly including the following:

•
Transitional Services Agreement. Historically, Lilly has provided us significant shared services and resources related to corporate functions such as executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations, which we refer to collectively as the "Lilly Services." Under the terms of the TSA, we will be able to use Lilly Services for a fixed term established on a service-by-service basis. We will pay Lilly mutually agreed-upon fees for the Lilly Services provided under the TSA, which will be based on Lilly's cost (including third-party costs) of providing the Lilly Services through March 31, 2021, and subject to a mark-up of 7% thereafter, with additional inflation-based escalation beginning January 1, 2020. The fees under the TSA become payable for all periods beginning after October 1, 2018.

•
Intellectual Property and Technology License Agreement. We entered into an intellectual property and technology license agreement with Lilly immediately prior to the completion of the IPO. Under the intellectual property and technology license agreement, Lilly granted Elanco an exclusive, perpetual license to exploit products in the animal health field that utilize or use certain of Lilly's intellectual property (excluding trademarks). In addition, Lilly granted Elanco non-exclusive, non-sublicensable license to screen certain compounds in Lilly's compound libraries to exploit products in the animal use certain of Lilly's intellectual property. This screening license has an initial term of two years, subject to three one-year extensions, each of which requires Lilly's consent.

We also entered into a tax matters agreement (TMA), an employee matters agreement, a toll manufacturing and supply agreement and a registration rights agreement with Lilly in connection with the Separation.
Our consolidated and combined financial statement of operations includes revenue of $7.0 million related to a toll manufacturing arrangement and $28 million related to TSA charges.
At December 31, 2018, we have a payable to Lilly of $66.0 million reflected in Payable to Lilly on our consolidated and combined balance sheet related to ongoing transactions with Lilly including those transactions described above and the reimbursement of certain costs Lilly incurred on our behalf during the period.
Transactions with Lilly Prior to Separation
Prior to IPO, we did not operate as a standalone business and had various relationships with Lilly whereby Lilly provided services to us. The impact on our historical combined financial statements includes the following:
Transfers to/from Lilly, net
As discussed in the basis of presentation, net parent company investment is primarily impacted by contributions from Lilly, which are the result of treasury activity and net funding provided by or distributed to Lilly. For the years ended December 31, 2018, 2017 and 2016, the net transfers (to)/from Lilly were $(226.3) million, $873.3 million and ($129.2) million, respectively. The most significant activity impacting the 2017 transfer was the financing by Lilly of our acquisition in the amount of $882.1 million for Boehringer Ingelheim Vetmedica, Inc.'s United States feline, canine, and rabies vaccine portfolio and other related assets in 2017. Other activities that impacted the net transfers (to)/from Lilly include corporate overhead and other allocations, income taxes, retirement benefits, and centralized cash management.
Corporate Overhead and Other Allocations
Lilly provides us certain services, including executive oversight, treasury, legal, finance, human resources, tax, internal audit, financial reporting, information technology and investor relations. We provide Lilly certain services related to manufacturing support. Our financial statements reflect an allocation of these costs prior to IPO. When specific identification is not practicable, the remainder have been allocated primarily on a proportional cost method on a basis of revenue or headcount.
The allocations of services from Lilly, prior to IPO, to us were reflected as follows in the combined statements of operations:

	2018(1)	2017	2016
Cost of sales	$21.8	$31.8	$32.5
Research and development	2.2	2.8	2.3
Marketing, selling and administrative	81.2	117.1	110.5
Total	$105.2	$151.7	$145.3
(1) Through September 30, 2018
We provide Lilly certain services related to manufacturing support. Allocations of manufacturing support from us to Lilly $3.7 million, $6.2 million and $5.5 million for the for the years ended December 31, 2018, 2017 and 2016, respectively, reduced the cost of sales in the consolidated and combined statements of operations.
The financial information herein may not necessarily reflect our consolidated financial position, results of operations and cash flows in the future or what they would have been if we had been a separate, standalone entity during the periods presented. Management believes that the methods used to allocate expenses are reasonable.
Stock-based Compensation
As discussed in Note 13, our employees participate in Lilly stock-based compensation plans, the costs of which have been allocated to us and recorded in cost of sales, research and development, and marketing, selling and administrative expenses in the consolidated and combined statements of operations. The costs of such plans related to our employees were $26.0 million, $25.0 million and $20.4 million for the year ended December 31, 2018, 2017 and 2016, respectively.
Retirement Benefits
As discussed in Note 17, our employees participate in defined benefit pension and other post retirement plans sponsored by Lilly, the costs and benefits of which have been recorded in the consolidated and combined statement of operations in cost of sales, research and development, and marketing, selling and administrative expenses. the costs/(benefits) of such plans related to the Company's employees were $(6.3) million, $73.7 million and $11.3 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Centralized Cash Management
Lilly uses a centralized approach to cash management and financing of operations. Until Separation, the majority of our business was party to Lilly’s cash pooling arrangements to maximize Lilly's availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were swept regularly from our accounts prior to IPO. Cash transfers to and from Lilly’s cash concentration accounts and the resulting balances at the end of each reporting period were reflected in net parent company investment in the combined balance sheets.
Debt
Prior to IPO, Lilly’s third-party debt and the related interest expense were not allocated to us for any of the periods presented in the combined statement of operations and balance sheets as we were not the legal obligor of the debt and Lilly borrowings were not directly attributable to our business.
Other Related Party Transactions
We sell certain products to and receive certain goods and services from a customer/vendor, whose chairman and Chief Executive Officer is a member of Lilly's Board of Directors. These product sales resulted in revenue of $23.5 million, $24.8 million and $14.3 million for the years ended December 31, 2018, 2017 and 2016, respectively. The product sales resulted in accounts receivable of $2.5 million and $2.0 million at December 31, 2018 and 2017, respectively. The purchase of goods and services resulted in cost of sales and operating expenses of $3.9 million, $5.9 million and $7.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. The purchase of goods and services resulted in accounts payable of $0.7 million and $0.4 million at December 31, 2018 and 2017, respectively.